Pension liability - Pension Assets at Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension liability [Abstract]
Share and other equity investments	$ 1,467	$ 1,123
Bonds and other security - fixed yield	4,432	3,402
Bonds held to maturity	661	1,261
Properties and real estate	1,226	1,279
Money market	88	78
Other	355	231
Total plan net assets at fair value	$ 8,229	$ 7,374	$ 7,495